5. GROUP STRUCTURE (Details 7) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Net cash generated by operating activities	$ 22,935	$ 16,648	$ 12,321
Net cash used in investing activities	740	(31,938)	(21,909)
Net cash used in (geneted by) financing activities	(17,714)	13,991	10,592
Decrease in cash and cash equivalents	5,961	(1,299)	1,004
Cash and cash equivalents at the beginning of the year	1,179	2,613	1,282
Cash and cash equivalents at the end of the year	9,097	1,179	2,613
Edenor
Disclosure of subsidiaries [line items]
Net cash generated by operating activities	9,621	7,361	4,975
Net cash used in investing activities	(8,328)	(8,509)	(4,072)
Net cash used in (geneted by) financing activities	(2,097)	867	(947)
Decrease in cash and cash equivalents	(804)	(281)	(44)
Cash and cash equivalents at the beginning of the year	122	382	238
Exchange differences in cash and cash equivalents	156	0	(9)
Result from exposure to inlfation	554	21	292
Cash and cash equivalents at the end of the year	$ 28	$ 122	$ 382